Total Equity	12 Months Ended
Dec. 31, 2017
Share Capital, Reserves And Other Equity Interest [Abstract]
Total Equity
Total Equity
Equity attributable to shareholders of Fairfax

Authorized capital
The authorized share capital of the company consists of an unlimited number of preferred shares issuable in series, an unlimited number of multiple voting shares (cumulatively carrying 41.8% voting power) and an unlimited number of subordinate voting shares carrying one vote per share.
Issued capital
Issued capital at December 31, 2017 included 1,548,000 (December 31, 2016 - 1,548,000) multiple voting shares and 27,904,801 (December 31, 2016 - 23,004,207) subordinate voting shares without par value prior to deducting 902,498 (December 31, 2016 - 659,411) subordinate voting shares reserved in treasury for share-based payment awards. The multiple voting shares are not traded.

Common stock
The number of shares outstanding was as follows:

	2017	2016
Subordinate voting shares – January 1	22,344,796	21,465,089
Issuances during the year	5,084,961	1,000,000
Repurchases for cancellation	(184,367)	(30,732)
Treasury shares acquired	(277,364)	(130,075)
Treasury shares reissued	34,277	40,514
Subordinate voting shares – December 31	27,002,303	22,344,796
Multiple voting shares – beginning and end of year	1,548,000	1,548,000
Interest in multiple and subordinate voting shares held through ownership interest in shareholder – beginning and end of year	(799,230)	(799,230)
Common stock effectively outstanding – December 31	27,751,073	23,093,566

During 2017 the company issued 5,084,961 subordinate voting shares, of which 5,075,894 shares with a fair value of $2,191.6 were issued pursuant to the acquisition of Allied World as described in note 23.

During 2017 the company repurchased for cancellation 184,367 subordinate voting shares (2016 - 30,732) under the terms of its normal course issuer bids at a cost of $96.2 (2016 - $14.1), of which $50.6 (2016 - $8.0) was charged to retained earnings. Subsequent to December 31, 2017 and up to March 9, 2018 the company repurchased for cancellation 20,000 subordinate voting shares under the terms of its normal course issuer bid at a cost of $9.9.

During 2017 the company repurchased for treasury 277,364 subordinate voting shares at a cost of $140.5 (2016 - 130,075 subordinate voting shares at a cost of $64.2) on the open market for use in its share-based payment awards. Subsequent to December 31, 2017 and up to March 9, 2018 the company repurchased for treasury 47,372 subordinate voting shares at a cost of $24.3 on the open market for use in its share-based payment awards.
Dividends paid by the company on its outstanding multiple voting and subordinate voting shares were as follows:

Date of declaration	Date of record	Date of payment	Dividend per share	Total cash payment
January 3, 2018	January 18, 2018	January 25, 2018	$10.00	$283.2
January 4, 2017	January 19, 2017	January 26, 2017	$10.00	$237.4
January 5, 2016	January 20, 2016	January 27, 2016	$10.00	$227.8

Preferred stock
The number of preferred shares outstanding was as follows:

	Series C	Series D	Series E	Series F	Series G	Series H	Series I	Series J	Series K	Series M	Total
January 1, 2016	6,016,384	3,983,616	3,967,134	3,572,044	7,432,952	2,567,048	10,465,553	1,534,447	9,500,000	9,200,000	58,239,178
2016 activity:	—	—	—	—	—	—	—	—	—	—	—
December 31, 2016	6,016,384	3,983,616	3,967,134	3,572,044	7,432,952	2,567,048	10,465,553	1,534,447	9,500,000	9,200,000	58,239,178
2017 activity:	—	—	—	—	—	—	—	—	—	—	—
December 31, 2017	6,016,384	3,983,616	3,967,134	3,572,044	7,432,952	2,567,048	10,465,553	1,534,447	9,500,000	9,200,000	58,239,178

The carrying value of preferred shares outstanding was as follows:

	Series C	Series D	Series E	Series F	Series G	Series H	Series I	Series J	Series K	Series M	Total
January 1, 2016	136.7	90.5	90.8	81.8	175.3	60.6	251.6	36.9	231.7	179.0	1,334.9
2016 activity:
Other	—	—	—	—	—	—	—	—	—	0.6	0.6
December 31, 2016	136.7	90.5	90.8	81.8	175.3	60.6	251.6	36.9	231.7	179.6	1,335.5
2017 activity:	—	—	—	—	—	—	—	—	—	—	—
December 31, 2017	136.7	90.5	90.8	81.8	175.3	60.6	251.6	36.9	231.7	179.6	1,335.5

The terms of the company's cumulative five-year rate reset preferred shares at December 31, 2017 were as follows:

	Next possible redemption and conversion date(1)(2)	Number of shares outstanding	Stated capital		Liquidation preference per share	Fixed dividend rate per annum	Floating dividend rate per annum(3)

Series C	December 31, 2019	6,016,384	Cdn	$150.4	Cdn $25.00	4.58%	—
Series D	December 31, 2019	3,983,616	Cdn	$99.6	Cdn $25.00	—	4.02%

Series E	March 31, 2020	3,967,134	Cdn	$99.2	Cdn $25.00	2.91%	—
Series F	March 31, 2020	3,572,044	Cdn	$89.3	Cdn $25.00	—	3.03%

Series G	September 30, 2020	7,432,952	Cdn	$185.8	Cdn $25.00	3.32%	—
Series H	September 30, 2020	2,567,048	Cdn	$64.2	Cdn $25.00	—	3.43%

Series I	December 31, 2020	10,465,553	Cdn	$261.6	Cdn $25.00	3.71%	—
Series J	December 31, 2020	1,534,447	Cdn	$38.4	Cdn $25.00	—	3.72%

Series K	March 31, 2022	9,500,000	Cdn	$237.5	Cdn $25.00	4.67%	—

Series M	March 31, 2020	9,200,000	Cdn	$230.0	Cdn $25.00	4.75%	—

(1)	Fixed and floating rate cumulative preferred shares are redeemable at the company's option at each stated redemption date and on each subsequent five-year anniversary date at Cdn$25.00 per share.

(2)
Holders of Series C, Series E, Series G, Series I, Series K and Series M fixed rate cumulative preferred shares will have the right, at their option, to convert their shares into floating rate cumulative preferred shares Series D, Series F, Series H, Series J, Series L and Series N respectively, at the conversion dates specified in the table above, and on each subsequent five-year anniversary date. Holders of Series D, Series F, Series H and Series J floating rate cumulative preferred shares will have the right, at their option, to convert their shares into fixed rate cumulative preferred shares Series C, Series E, Series G and Series I respectively, at the conversion dates specified in the table above, and on each subsequent five-year anniversary date.

(3)
The Series D, Series F, Series H, and Series J preferred shares, and the Series L and Series N preferred shares (of which none are currently issued), have a floating dividend rate equal to the three-month Government of Canada treasury bill yield plus 3.15%, 2.16%, 2.56%, 2.85%, 3.51% and 3.98% respectively, with rate resets at the end of each calendar quarter.

During 2017 the company paid aggregate preferred share dividends of $44.6 (2016 - $44.0).

Accumulated other comprehensive income (loss)
The amounts related to each component of accumulated other comprehensive income (loss) attributable to shareholders of Fairfax were as follows:

	December 31, 2017			December 31, 2016
	Pre-tax amount	Income tax (expense) recovery	After-tax amount	Pre-tax amount	Income tax (expense) recovery	After-tax amount
Items that may be subsequently reclassified to net earnings
Currency translation account	(166.6)	2.8	(163.8)	(356.6)	(7.6)	(364.2)
Share of accumulated other comprehensive loss of associates, excluding share of net losses on defined benefit plans of associates	(22.0)	0.5	(21.5)	(157.1)	26.3	(130.8)
	(188.6)	3.3	(185.3)	(513.7)	18.7	(495.0)
Items that will not be subsequently reclassified to net earnings
Share of net losses on defined benefit plans of associates	(30.3)	3.5	(26.8)	(42.6)	10.8	(31.8)
Net losses on defined benefit plans	(60.9)	8.9	(52.0)	(28.0)	6.9	(21.1)
	(91.2)	12.4	(78.8)	(70.6)	17.7	(52.9)
Accumulated other comprehensive loss attributable to shareholders of Fairfax	(279.8)	15.7	(264.1)	(584.3)	36.4	(547.9)

Non-controlling interests

Non-controlling interests for the years ended December 31 were as follows:

						Net earnings (loss) attributable to non-controlling interests
		2017		2016		Year ended December 31,
Subsidiary	Domicile	Minority voting percentage	Carrying value	Minority voting percentage	Carrying value	2017	2016
Allied World(1)	Switzerland	32.6%	1,229.4	—	—	(182.3)	—
Fairfax India(2)	Canada	6.4%	1,110.7	4.7%	743.7	(59.9)	24.4
Cara(3)	Canada	43.3%	578.0	43.4%	523.9	55.7	30.8
Grivalia Properties(4)	Greece	47.3%	517.6	—	—	20.0	—
Brit(5)	U.K.	27.5%	435.3	27.5%	463.4	(19.1)	50.4
Thomas Cook India(6)	India	32.4%	391.2	32.3%	139.6	28.2	2.4
Fairfax Africa(7)	Canada	1.2%	191.6	—	—	4.3	—
All other	—		147.1		129.4	27.4	9.8
			4,600.9		2,000.0	(125.7)	117.8

Pursuant to the transactions described in note 23:

(1)	During the third quarter of 2017 the company acquired an indirect 67.4% equity interest in Allied World.

(2)
The increase in carrying value of Fairfax India's non-controlling interests at December 31, 2017 compared to December 31, 2016 was primarily due to common shares issued as a result of Fairfax India's public offering and private placement on January 13, 2017, the acquisition of a 51.0% interest in Saurashtra Freight, the merger of Fairchem and Privi Organics, and the impact of foreign currency translation (principally the strengthening of the Indian rupee relative to the U.S. dollar), partially offset by non-controlling interests' share of net loss.

(3)
The increase in carrying value of Cara's non-controlling interests at December 31, 2017 compared to December 31, 2016 was primarily due to net earnings and the impact of foreign currency translation (strengthening of the Canadian dollar relative to the U.S. dollar), partially offset by repurchase of shares by Cara and dividends paid.

(4)	On July 4, 2017 the company increased its equity interest in Grivalia Properties to 52.6% and commenced consolidating Grivalia Properties in the Other reporting segment.

(5)	On March 3, 2017 Brit paid a dividend of $45.8 to its minority shareholder (OMERS).

(6)
The increase in carrying value of Thomas Cook India's non-controlling interests at December 31, 2017 compared to December 31, 2016 was primarily due to a reduction in the company's indirect ownership of Quess from 42.1% to 33.1%.

(7)	On February 17, 2017 the company acquired a 64.2% equity interest in Fairfax Africa.

Non-controlling interest voting percentages in the table above are consistent with economic ownership for each subsidiary at December 31, 2017 except for Fairfax India, Cara, and Fairfax Africa whose non-controlling interest economic ownership percentages were 69.8%, 59.8%, and 35.8% respectively.
Other net changes in capitalization

Other net changes in capitalization on the consolidated statement of changes in equity generally reflect the impact of capital transactions and changes in ownership interests of consolidated subsidiaries where the company maintains control after the transaction. During 2017 other net changes in capitalization increased both equity attributable to shareholders of Fairfax ($236.6) and non-controlling interests ($184.0), and principally reflected the impact of capital transactions and changes in ownership interest related to Fairfax India's public offering and private placement, Thomas Cook India's partial sale of Quess shares, Quess' private placement of its own shares, shares issued by Quess to acquire Manipal, and the acquisition of the remaining shares of Allied World AG. See note 23 for details.